Pension Benefit Plans (Benefit Payments That Reflect Expected Future Service) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Pension Benefit Plans
Defined Benefit Plan Disclosure
Expected future benefit payments, next 12 months	$ 220.2
Expected future benefit payments, in year two	226.8
Expected future benefit payments, in year three	223.9
Expected future benefit payments, in year four	225.6
Expected future benefit payments, in year five	231.7
Expected future benefit payments, thereafter	1,140.6
U.S. Pension Benefits
Defined Benefit Plan Disclosure
Expected future benefit payments, next 12 months	177.1
Expected future benefit payments, in year two	177.3
Expected future benefit payments, in year three	177.2
Expected future benefit payments, in year four	179.2
Expected future benefit payments, in year five	179.8
Expected future benefit payments, thereafter	860.7
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure
Expected future benefit payments, next 12 months	43.1
Expected future benefit payments, in year two	49.5
Expected future benefit payments, in year three	46.7
Expected future benefit payments, in year four	46.4
Expected future benefit payments, in year five	51.9
Expected future benefit payments, thereafter	$ 279.9